Other Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2023 USD ($)
Other Accounts Receivable, Net (Details) [Line Items]
Performance Bond	S/ 32.1					$ 8,900,000
Net fair value amount				$ 26,000,000		30
Gross rate percentage	6.58%	6.58%
Gross amount		$ 46,700,000
Construction and Sanitation Expense		$ 116,300,000
investment losses balance (in Nuevos Soles) | S/	S/ 29,900,000		S/ 27,900,000
Joint venture description	the balance corresponds to the attributions of the results mainly to Cotinavec Montaje Peru S.A.C. for S/ 14.9 million, the balance is in arbitration process whose maturity date is June 2025 and other minor for S/ 7 million (S/ 13 million and S/ 7.9 million, as of December 31, 2022).	the balance corresponds to the attributions of the results mainly to Cotinavec Montaje Peru S.A.C. for S/ 14.9 million, the balance is in arbitration process whose maturity date is June 2025 and other minor for S/ 7 million (S/ 13 million and S/ 7.9 million, as of December 31, 2022).
Contributions and profit totaling			26,000,000	6,800,000
Amortization amount	S/ 21,100,000	$ 5,700,000	21,100,000	5,500,000
compensation amount		78,000,000	488,900,000
counterclaim amount						$ 81,000,000
Letters of guarantee		538,300,000		$ 574,600,000
Collection rights	113,000,000	$ 29,600,000
Outstanding invoices amount | S/	S/ 26,700,000		S/ 45,900,000		S/ 85,800,000
Restricted funds, description	(e)As of December 31, 2023, the restricted funds correspond to bank guarantee certificates composed of Cumbra Ingenieria S.A for S/ 18.1 million and a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million. (As of December 31, 2022, Cumbra Peru S.A. for S/ 29.9 million EPC Talara, Cumbra Ingenieria S.A for S/ 14.7 million and Concesionaria La Chira S.A. for S/ 7.3 million, other S/ 1.7 million).	(e)As of December 31, 2023, the restricted funds correspond to bank guarantee certificates composed of Cumbra Ingenieria S.A for S/ 18.1 million and a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million. (As of December 31, 2022, Cumbra Peru S.A. for S/ 29.9 million EPC Talara, Cumbra Ingenieria S.A for S/ 14.7 million and Concesionaria La Chira S.A. for S/ 7.3 million, other S/ 1.7 million).
Additions correspond description			As of December 31, 2022, the additions correspond to: a) Cumbra Peru S.A. for S/ 115.6 million (Tecnicas Reunidas Talara S.A. S/ 113 million, Consorcio Chavimochic for S/ 1.9 million and Morelco S.A.S. for S/ 0.7 million); b) AENZA S.A.A. for S/ 3.1 million from Mota Engil; and c) Cumbra Ingenieria S.A. for S/ 0.6 million from Consorcio Supervisor Red Vial 4 (note 25.iv); and d) additions in the subsidiary Viva Negocio Inmobiliario S.A.C. recorded in other expenses for S/ 8.1 million mainly explained from Ancon Project (note 27.c).As of December 31, 2021, the additions corresponded to: a) Cumbra Peru S.A. for S/ 1 million (Morelco S.A.S. for S/ 0.6 million, Construyendo Pais S.A. for S/ 0.5 million); b) Unna Transporte S.A.C. for S/ 0.2 million from Obras de Ingenieria S.A. (note 25.iv). Likewise, additions in AENZA S.A.A. recorded in other expenses for S/ 19.9 million coming from Adexus S.A. (note 27.C).	As of December 31, 2022, the additions correspond to: a) Cumbra Peru S.A. for S/ 115.6 million (Tecnicas Reunidas Talara S.A. S/ 113 million, Consorcio Chavimochic for S/ 1.9 million and Morelco S.A.S. for S/ 0.7 million); b) AENZA S.A.A. for S/ 3.1 million from Mota Engil; and c) Cumbra Ingenieria S.A. for S/ 0.6 million from Consorcio Supervisor Red Vial 4 (note 25.iv); and d) additions in the subsidiary Viva Negocio Inmobiliario S.A.C. recorded in other expenses for S/ 8.1 million mainly explained from Ancon Project (note 27.c).As of December 31, 2021, the additions corresponded to: a) Cumbra Peru S.A. for S/ 1 million (Morelco S.A.S. for S/ 0.6 million, Construyendo Pais S.A. for S/ 0.5 million); b) Unna Transporte S.A.C. for S/ 0.2 million from Obras de Ingenieria S.A. (note 25.iv). Likewise, additions in AENZA S.A.A. recorded in other expenses for S/ 19.9 million coming from Adexus S.A. (note 27.C).	As of December 31, 2021, the additions corresponded to: a) Cumbra Peru S.A. for S/ 1 million (Morelco S.A.S. for S/ 0.6 million, Construyendo Pais S.A. for S/ 0.5 million); b) Unna Transporte S.A.C. for S/ 0.2 million from Obras de Ingenieria S.A. (note 25.iv). Likewise, additions in AENZA S.A.A. recorded in other expenses for S/ 19.9 million coming from Adexus S.A. (note 27.
Other expenses (in Nuevos Soles) | S/	S/ 7,137,000		S/ 6,849,000		S/ 8,463,000
Bottom of range [member]
Other Accounts Receivable, Net (Details) [Line Items]
Third parties and maturities range	2 years	2 years
Letters of guarantee		$ 7.7
Top of range [member]
Other Accounts Receivable, Net (Details) [Line Items]
Third parties and maturities range	5 years	5 years
Letters of guarantee		$ 16,000,000
Tecnicas Reunidas de Talara S.A.C. [Member]
Other Accounts Receivable, Net (Details) [Line Items]
Outstanding invoices amount	S/ 36,300,000	$ 10,300,000
Adexus S.A. [Member]
Other Accounts Receivable, Net (Details) [Line Items]
Other expenses (in Nuevos Soles) | S/	S/ 19,900,000